Annual Total Returns [BarChart] - SSGA Growth ETF Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.87%)
Annual Return 2012	15.32%
Annual Return 2013	18.34%
Annual Return 2014	5.69%
Annual Return 2015	(2.04%)
Annual Return 2016	7.04%
Annual Return 2017	19.98%
Annual Return 2018	(8.44%)
Annual Return 2019	22.60%
Annual Return 2020	11.06%